Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000006902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	6.24%	1.53%	2.54%
C000006901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	3.24%	1.22%	2.54%
C000006900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.46%	1.40%	2.86%
Without Sales Load [Member] | C000034483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.36%	2.65%	3.66%
Without Sales Load [Member] | C000074227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.23%	2.54%	3.56%
Without Sales Load [Member] | C000074226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.05%	2.30%	3.31%
Without Sales Load [Member] | C000074225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.77%	2.04%	3.05%
Without Sales Load [Member] | C000074224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.15%	1.52%	2.53%
Without Sales Load [Member] | C000006903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.33%	2.54%	3.55%
Without Sales Load [Member] | C000006902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.24%	1.53%	2.54%
Without Sales Load [Member] | C000006901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.24%	1.53%	2.54%
Without Sales Load [Member] | C000006900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.05%	2.28%	3.31%
JPMorgan Emerging Markets Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent	[3]	8.81%	2.20%	3.38%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.